Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants issued and capital note	$ (2,280,318)	$ (491,884)	$ (25,936)
Fair value of warrants granted for services	119,779	738,091
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance	2,093,036	1,162,814	1,005,490
Fair value of warrants issued and capital note		738,091
Fair value of warrants issued	966,094	684,015
Fair value of warrants granted for services			183,260
Fair value of warrants granted for services	119,779
Changes in Fair value of warrants and capital note	(2,201,884)	(491,884)	(25,936)
Ending Balance	$ 977,025	$ 2,093,036	$ 1,162,814